Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets of NTT CDBP (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 205,939	¥ 214,724
Fair value of plan assets	98,670	90,207
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	205,937	208,457
Fair value of plan assets	98,670	90,207
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	116,898	116,939
Fair value of plan assets	76,528	70,235
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	90,294	90,561
Fair value of plan assets	¥ 76,393	¥ 70,115